SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	11. SUBSEQUENT EVENTS Subsequent to year end all of the outstanding warrants expired unexercised. Subsequent events were reviewed to the date the financial statements were issued.